LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	For the year ended December 31,
	2016	2017	2018
	$	$	$

Numerator:
Net loss attributable to ordinary shareholders	(222,867)	(560,485)	(961,241)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	171,127,788	205,727,195	338,472,987

Basic and diluted loss per share:	(1.30)	(2.72)	(2.84)